Submission	Apr. 30, 2026
Submission [Line Items]
Central Index Key	0001882782
Registrant Name	Odyssey Therapeutics, Inc.
Registration File Number	333-295141
Form Type	S-1
Submission Type	S-1/A
Fee Exhibit Type	EX-FILING FEES